Taxation on Ordinary Activities - Additional Information (Details) £ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2018 GBP (£)	Dec. 31, 2020 GBP (£) CorporateGroup	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 GBP (£)	Dec. 31, 2015 GBP (£)	Dec. 31, 2014 GBP (£)
Income Tax Disclosure [Line Items]
Corporation tax rate		19.00%	19.00%	19.00%
Change to deferred tax liabilities due to release of provision in application of overseas withholding tax offset		£ 35
Change to the deferred tax liabilities due to the effect of change in tax rate			£ 65	£ 79
Charge on withholding taxes				55
Tax on adjusting items		287	373	199
Non-controlling interests' share of the adjusting items net of tax		£ 8	17	6
Interest on tax payables including FIIGLO
Income Tax Disclosure [Line Items]
Number of corporate groups in FII GLO | CorporateGroup		23
Litigation settlement amount ordered by court						£ 1,200
Litigation settlement amount, applying Prudential judgement	£ 600
Litigation settlement amount received					£ 1,224
Tax on litigation settlement		£ 900			£ 261
Tax rate on litigation settlement					45.00%
Litigation settlement amount received after tax					£ 963
Interest related to FII GLO		£ 21	£ 28	£ 25